REVENUE RECOGNITION (Schedule of Company's Revenues According to Company's Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Revenue	$ 154,419	$ 126,126
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	114,001	113,840
Authentication Technology [Member]
Segment Reporting Information [Line Items]
Revenue	$ 40,418	$ 12,286